BetaBuilders Emerging Markets Equity ETF Annual Fund Operating Expenses - BetaBuilders Emerging Markets Equity ETF - ETF	Oct. 31, 2025 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Expenses (as a percentage of Assets)	0.15%

[1]	The Fund's management agreement provides that the adviser will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.